                              INVESTMENT PORTFOLIO
                   DECEMBER 31, 1998 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 98.3%                                  SHARES       VALUE
=========================================================================
CONSTRUCTION - 2.0%
 SPECIAL TRADE CONTRACTORS
 Zhejiang Expressway Co. Ltd.                  HK         328     $    66
                                                                 --------

-------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 35.9%
 DEPOSITORY INSTITUTIONS - 13.4%
 Development Bank of Singapore Ltd.            Si          17         153
 HSBC Holdings PLC (a)                         HK           5         120
 Hang Seng Bank                                HK          14         126
 Oversea-Chinese Banking Corp. Ltd             Si           7          47
                                                                 --------
                                                                      446
                                                                 --------

 HOLDING COMPANIES - 9.0%
 Cheung Kong Holdings Ltd.                     HK          23         166
 Hutchison Whampoa Ltd.                        HK          19         134
                                                                 --------
                                                                      300
                                                                 --------

 NONDEPOSITORY CREDIT INSTITUTIONS - 6.8%
 Acom Co., Ltd.                                JP           1          83
 Aiful Corp.                                   JP           1          48
 Shohkoh Fund                                  JP         (b)          96
                                                                 --------
                                                                      227
                                                                 --------

 REAL ESTATE - 6.7%
 SM Prime Holdings, Inc.                       Ph         170          32
 Sun Hung Kai Properties Ltd.                  HK          26         190
                                                                 --------
                                                                      222
                                                                 --------

-------------------------------------------------------------------------
MANUFACTURING - 24.9%
 COMMUNICATIONS EQUIPMENT - 8.3%
 Matsushita Communication Industrial Co.       JP           2          94
 Matsushita-Kotobuki Electronics Industries    JP           3          65
 Sony Corp.                                    JP           2         116
                                                                 --------
                                                                      275
                                                                 --------

 ELECTRICAL INDUSTRIAL EQUIPMENT - 3.3%
 Nidec Corp.                                   JP           1         110
                                                                 --------

 ELECTRICAL INDUSTRIAL COMPONENTS - 1.4%
 Minebea Co., Ltd.                             JP           4          46
                                                                 --------

 FOOD & KINDRED PRODUCTS - 3.1%
 Ito En, Ltd.                                  JP           2         103
                                                                 --------

               Investment Portfolio/December 31, 1998
-------------------------------------------------------------------------
COMMON STOCKS - CONT.                                  SHARES       VALUE
=========================================================================
 HOUSEHOLD APPLIANCES - 1.1%
 Guangdong Kelon Electric Holdings, Class H    HK          42     $    38
                                                                 --------

 MACHINERY & COMPUTER EQUPIMENT - 3.3%
 Canon, Inc.                                   JP           2          43
 Union Tool                                    JP           1          65
                                                                 --------
                                                                      108
                                                                 --------
 PRINTING & PUBLISHING - 3.0%
 Singapore Press Holdings Ltd.                 Si           9          98
                                                                 --------

 RUBBER & PLASTIC -1.4%
 Bridgestone Corp.                             JP           2          45
                                                                 --------

-------------------------------------------------------------------------
MINING & ENERGY - 1.1%
 COAL MINING
 Yanzhou Coal Mining Co. Ltd.                  CH         224          38
                                                                 --------

-------------------------------------------------------------------------
RETAIL TRADE - 7.0%
 GENERAL MERCHANDISE STORES - 3.9%
 Fujimi, Inc.                                  JP           1          35
 Ryohin Keikaku Co., Ltd.                      JP           1          93
                                                                 --------
                                                                      128
                                                                 --------
 MISCELLANEOUS RETAIL - 3.1%
 Matsumotokiyoshi Co.                          JP           3         104
                                                                 --------

-------------------------------------------------------------------------
SERVICES - 8.3%
 COMPUTER RELATED SERVICES - 4.4%
 Fujitsu Support & Services, Inc.              JP           1          72
 Orix Corporation                              JP           1          75
                                                                 --------
                                                                      147
                                                                 --------
 COMPUTER SOFTWARE - 2.6%
 Fuji Soft ABC, Inc.                           JP           2          86
                                                                 --------

 ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 1.3%
 Meitec Corp.                                  JP           2          42
                                                                 --------

-------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC
GAS & SANITARY SERVICES - 14.3%
 ELECTRIC SERVICES - 2.7%
 China Light & Power Co., Ltd.                 HK          18          90
                                                                 --------

 GAS SERVICES - 3.8%
 HKng Kong and China Gas Co., Ltd.             HK          99         126
                                                                 --------

 TELECOMMUNICATION - 7.8%
 China Telecom Ltd. (c)                        HK         101         176
 JPT Data Communications Systems Co.                      (b)          84
                                                                 --------
                                                                      260
                                                                 --------

               Investment Portfolio/December 31, 1998
-------------------------------------------------------------------------
COMMON STOCKS - CONT.                                  SHARES       VALUE
=========================================================================
WHOLESALE TRADE - 4.8%
 DURABLE GOODS
 Johnson Electric Holdings Ltd.                HK          34     $    87
 Li & Fung Ltd.                                HK          36          74
                                                                 --------
                                                                      161
                                                                 --------

TOTAL INVESTMENTS (cost of $2,490)(d)                               3,266
                                                                 --------


SHORT-TERM OBLIGATIONS - 0.6%                          PAR
=========================================================================
 Repurchase agreement with ABN AMRO Chicago Corp.,
 dated 12/31/98, due 01/04/99 at 4.750%, collateralized
 by U.S. Treasury notes with various maturities to
 2015, market value $20 (repurchase proceeds $20)        $ 20          20
                                                                 --------

OTHER ASSETS & LIABILITIES, NET  - 1.1%                                36
=========================================================================


NET ASSETS - 100%                                                 $ 3,322
                                                                 ========


NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------
(a) The value of this security represents fair value as determined in good faith under the directions of the Trustees.
(b) Rounds to less than one. (c) Non-income producing.
(d) Cost for federal income tax purposes is the same.



Summary of Securities
 by Country                            Country         Value   % of Total
-------------------------------------------------------------------------
Japan                                     JP          $ 1,505        46.0
Hong Kong                                 HK            1,393        43.0
Singapore                                 Si              298         9.0
China                                     CH               38         1.0
Phillippines                              Ph               32         1.0
                                                    ---------    --------
                                                      $ 3,266       100.0
                                                    =========    ========


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.



See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                    FOR THE SIX MONTH ENDED DECEMBER 31, 1998
                                  ( UNAUDITED)


            (in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $2,490)                                                          $3,266
Short-term obligations                                                                          20
                                                                                            ------
                                                                                             3,286
Receivable for:
  Dividends                                                                         8
  Expense reimbursement due from
    Advisor/Administrator                                                          54           61
                                                                                -----       ------
    Total Assets                                                                             3,347

LIABILITIES
Accrued:
  Management fee                                                                   11
  Administration fee                                                                1
  Transfer agent fee                                                                1
  Bookkeeping fee                                                                   4
Other                                                                               8
                                                                                -----
  Total Liabilities                                                                             25
                                                                                            ------

NET ASSETS                                                                                  $3,322
                                                                                            ======

Net asset value & redemption price per share -
Class A (3,058/232)                                                                         $13.18(a)
                                                                                            ======

Maximum offering price per share - Class A
($13.18/0.9425)                                                                             $13.98(b)
                                                                                            ======

Net asset value & offering price per share -
Class B ($132/10)                                                                           $13.16(a)
                                                                                            ======

Net asset value & offering price per share -
Class C ($132/10)                                                                           $13.16(a)
                                                                                            ======







             See notes to financial statements.

                    STATEMENT OF ASSETS & LIABILITIES - CONT.

COMPOSITION OF NET ASSETS
   Capital paid in                                                                          $2,524
   Overdistributed net investment income                                                       (24)
   Accumulated net realized gain                                                                46
   Net unrealized appreciation                                                                 776
                                                                                            ------
                                                                                            $3,322
                                                                                            ======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.




































             See notes to financial statements.

                             STATEMENT OF OPERATIONS
                    FOR THE SIX MONTH ENDED DECEMBER 31, 1998
                                  ( UNAUDITED)

(in thousands)
INVESTMENT INCOME
Dividends:
    Hang Seng Bank Limit                                  $  3
    Hong Kong and China Gas Co., Ltd.                        2
    Singapore Press                                          8
    Sun Hung Kai Properties                                  2
    Yanzhou Coal Mining Co.,                                 2
    Other                                                    4
Interest                                                     5
                                                          ----
       Total Investment Income                              26
EXPENSES
Management fee                                $11
Administration fee                              3
Service fee - Class A, Class B, Class C         3
Transfer agent fee                              3
Bookkeeping fee                                10
Trustees fee                                    1
Custodian fee                                   5
Audit fee                                       4
Registration fee                               46
Reports to shareholders                         1
Other                                           1
                                              ---
                                               88
Fees and expenses waived or borne
 by the Advisor/Administrator                 (64)          24
                                              ---         ----
       Net Investment Income                                 2
                                                          ----



NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                  46
  Foreign currency transactions                (2)
                                              ---
       Net Realized Gain                                    44
Change in net unrealized appreciation
 during the period                                         776
                                                          ----
       Net Gain                                            820
                                                          ----
Increase  in Net Assets from Operations                   $822
                                                          ====





                       See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                  ( UNAUDITED)

                                                 (Unaudited)
                                                  Six months
                                                    ended
                                                 December 31
(in thousands)                                   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                               $    2
Net realized gain                                       44
Net unrealized appreciation                            776
                                                    ------
    Net Increase from Operations                       822
                                                    ------
Distributions:
From net investment income - Class A                   (24)
From net realized gains - Class A                       --
In excess of net realized gains - Class A               --
From net investment income - Class B                    (1)
From net realized gains - Class B
In excess of net realized gains - Class B               --
From net investment income - Class C                    (1)
From net realized gains - Class C                       --
In excess of net realized gains - Class C               --
                                                    ------
                                                       796
                                                    ------
Fund Share Transactions:
Receipts for shares sold - Class A                   2,300
Value of distributions reinvested - Class A             24
                                                    ------
                                                     2,324
                                                    ------
Receipts for shares sold - Class B                     100
Value of distributions reinvested - Class B              1
                                                    ------
                                                       101
                                                    ------
Receipts for shares sold - Class C                     100
Value of distributions reinvested - Class C              1
                                                    ------
                                                       101
                                                    ------

  Net Increase from Fund
    Share Transactions                               2,526
                                                    ------
        Total Increase                               3,322

NET ASSETS
Beginning of period                                  2,500
                                                    ------
End of period (net of overdistributed
  net investment income of $24)
                                                    $3,322
                                                    ======



             See notes to financial statements.

                 STATEMENT OF CHANGES IN NET ASSETS - CoNT.


                                                    (Unaudited)
                                                     Six months
                                                       ended
                                                    December 31
(in thousands)                                      -----------
NUMBER OF FUND SHARES
Sold - Class A                                          230
Issued for distributions reinvested - Class A             2
                                                        ---
                                                        232
                                                        ---
Sold - Class B                                           10
Issued for distributions reinvested - Class B            (a)
                                                        ---
                                                         10
                                                        ---
Sold - Class C                                           10
Issued for distributions reinvested - Class C            (a)
                                                        ---
                                                         10
                                                        ---








(a) Rounds less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1998 (UNAUDITED)


NOTE 1.  INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Newport Asia Pacific Fund (the Fund), a series of Colonial Trust VI, the accompanying financial statements contain all normal and recurring adjustments for the fair presentation of the financial position of the Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Newport Asia Pacific Fund, a series of Colonial Trust VII, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of companies located in or which derive a substantial portion of their revenue from business activity with or in the Asian Pacific Region number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of the market, the foreign securities may be valued at their current value.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

                 Notes to Financial Statements/December 31, 1998
--------------------------------------------------------------------------------

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

                 Notes to Financial Statements/December 31, 1998
--------------------------------------------------------------------------------
NOTE 2.  ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Newport Fund Management (the Advisor) is the investment Advisor of the Fund and receives a monthly fee equal to 1.00% annually of the Fund's average net assets.

ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Adminis- trator) an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% annually of the Fund's average net assets.

                 Notes to Financial Statements/December 31, 1998
--------------------------------------------------------------------------------

TRANSFER AGENT: Liberty Funds Services, Inc., formerly Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective October 1, 1997 and continuing through September 1998, the Transfer Agent fee was reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the year ended December 31, 1998, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A and Class C shares and received no contingent deferred sales charges (CDSC) on Class A, Class B and Class C share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.90% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended December 31, 1998, purchases and sales of investments, other than short-term obligations, were $2,543,762 and $99,649, respectively.

Unrealized appreciation (depreciation) at December 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

                 Gross unrealized appreciation         $829,328
                 Gross unrealized depreciation          (53,499)
                                                       --------
                    Net unrealized appreciation        $775,829
                                                       ========

                Notes to Financial Statements/December 31, 1998
--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended December 31, 1998.

                          FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:
                                                (Unaudited)
                                       Six months ended December 31
                                     --------------------------------
                                                    1998
                                     Class A      Class B     Class C
                                     -------      -------     -------
Net asset value -
   Beginning of period               $10.000      $10.000     $10.000
                                     -------      -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (loss) (a)(b)(c)               0.013       (0.019)     (0.019)
Net realized and
 unrealized gain                       3.283        3.273       3.273
                                     -------      -------     -------
   Total from Investment
      Operations                       3.296        3.254       3.254
                                     -------      -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                               (0.106)      (0.094)     (0.094)
In excess of net investment income         -            -           -
                                     -------      -------     -------
   Total Distributions
     Declared to Shareholders         (0.106)      (0.094)     (0.094)
                                     -------      -------     -------
Net asset value -
   End of period                     $13.190      $13.160     $13.160
                                     =======      =======     =======
Total return (d)(e)(f)                 32.87%       32.55%      32.55%
                                     =======      =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                         2.15%        2.90%       2.90%
Net investment
 income (loss) (g)(h)                   0.28%       (0.47)%     (0.47)%
Fees and expenses
 waived or borne by the
 Advisor/Administrator (g)(h)           6.02%        6.02%       6.02%
Portfolio turnover (f)                     4%           4%          4%
Net assets at end
of period (000)                      $ 3,058      $   132     $   132
(a) Net of fees and expenses waived or borne by the Advisor/Administrator
    which amounted to:               $ 0.257      $ 0.257     $ 0.257
(b) Per share data was calculated using average shares outstanding during the period.
(c) Includes distributions from Hang Seng Bank Limited., Hong Kong and China Gas Co., Ltd. Singapore Press, Sun Hung Kai Properties, and Yanzhou Coal Mining Co., which amounted to $0.067 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.